Fair Value Measurements (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	$ 8,749,044,406	$ 8,281,380,597
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	3,115,111,105	3,488,094,262
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	5,633,933,301	4,793,286,335
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	3,095,315,796	3,473,952,642
Common Stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Common Stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Common Stock | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	3,095,315,796	3,473,952,642
Mutual Fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	19,795,309	14,141,620
Mutual Fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Mutual Fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	0	0
Mutual Fund | Total Fair Value
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	19,795,309	14,141,620
Common Collective Trust | Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments at fair value	$ 5,633,933,301	$ 4,793,286,335